Deferred Policy Acquisition Costs Level 4 (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 01, 2018	Dec. 31, 2017
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Deferred Policy Acquisition Costs	$ (421)	$ 0	$ 0	$ 0	$ 0	$ (405)
Deferred Policy Acquisition Costs, Additions	1	0	0	0
Deferred Policy Acquisition Cost, Amortization Expense, Other	(13)	0	0	0
Deferred Policy Acquisition Cost, Amortization Expense, Assumption Change	(3)	0	0	0
Deferred Policy Acquisition Cost, Unrealized Investment Gain (Loss)	$ 31	0	0	0
Movement in Present Value of Future Insurance Profits [Roll Forward]
VOBA		716	586	696	$ 805
Present Value of Future Insurance Profits, Amortization Expense		(80)	14	25
Present Value of Future Insurance Profits, Amortization Expense, Assumption Change		(19)	(64)	0
Present Value of Future Insurance Profits, Unrealized Gain (Loss) on Investment		$ 10	(60)	$ (45)
Present Value of Future Insurance Profits, Amortization Expense, Next Five Years [Abstract]
Present Value of Future Insurance Profits, Amortization Expense, Year One			(10)
Present Value of Future Insurance Profits, Amortization Expense, Year Two			18
Present Value of Future Insurance Profits, Amortization Expense, Year Three			22
Present Value of Future Insurance Profits, Amortization Expense, Year Four			25
Present Value of Future Insurance Profits, Amortization Expense, Year Five			$ 31